Equity and Remuneration to Shareholders - Schedule of Share Capital (Details) - shares	Dec. 31, 2024	Apr. 29, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of shares issued	2,861,781,895	660,411,207	2,201,370,688
Percentage of changes in share capital	100.00%		100.00%
State of minas gerais [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	487,562,874		375,048,387
Percentage of changes in share capital	17.04%		17.00%
PZENA [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	458,460,259		73,283,989
Percentage of changes in share capital	16.02%		3.00%
F I A Dinamica Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	106,610,119		349,956,346
Percentage of changes in share capital	3.73%		16.00%
B N D E S Participacoes [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	95,239,166		82,007,784
Percentage of changes in share capital	3.33%		4.00%
Black Rock [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	282,815,226		217,550,174
Percentage of changes in share capital	9.88%		10.00%
Other Shareholders In Brazil [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	146,287,788		130,878,309
Percentage of changes in share capital	5.11%		6.00%
Other Shareholders In Foreign [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,284,806,463		972,645,699
Percentage of changes in share capital	44.89%		44.00%
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	956,601,911		735,847,624
Percentage of changes in share capital	100.00%		99.00%
Common Shares [Member] | State of minas gerais [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	487,540,664		375,031,032
Percentage of changes in share capital	50.97%		51.00%
Common Shares [Member] | PZENA [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	310,667,579
Percentage of changes in share capital	32.48%
Common Shares [Member] | F I A Dinamica Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	106,610,119		233,004,992
Percentage of changes in share capital	11.14%		31.00%
Common Shares [Member] | B N D E S Participacoes [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			82,007,784
Percentage of changes in share capital			11.00%
Common Shares [Member] | Black Rock [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued
Percentage of changes in share capital
Common Shares [Member] | Other Shareholders In Brazil [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	39,409,416		29,160,676
Percentage of changes in share capital	4.12%		4.00%
Common Shares [Member] | Other Shareholders In Foreign [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	12,374,133		16,642,870
Percentage of changes in share capital	1.29%		2.00%
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,905,179,984	439,656,920	1,465,523,064
Percentage of changes in share capital	100.00%		101.00%
Preference shares [member] | State of minas gerais [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	22,210		17,085
Percentage of changes in share capital
Preference shares [member] | PZENA [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	147,792,680		73,283,989
Percentage of changes in share capital	7.76%		5.00%
Preference shares [member] | F I A Dinamica Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued			116,951,354
Percentage of changes in share capital			8.00%
Preference shares [member] | B N D E S Participacoes [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	95,239,166
Percentage of changes in share capital	5.00%
Preference shares [member] | Black Rock [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	282,815,226		217,550,174
Percentage of changes in share capital	14.84%		15.00%
Preference shares [member] | Other Shareholders In Brazil [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	106,878,372		101,717,633
Percentage of changes in share capital	5.61%		7.00%
Preference shares [member] | Other Shareholders In Foreign [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,272,432,330		956,002,829
Percentage of changes in share capital	66.79%		66.00%